Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment analysis
Number of operating segment | segment	4
Number of reportable segments | segment	4
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year	$ 41	$ (172)	$ (135)
Income tax (credit)/charge	(40)	66	48
Net finance expense	671	681	590
Depreciation and amortization (Notes 8, 9)	687	561	449
Exceptional operating items (Note 4)	149	145	89
Adjusted EBITDA	$ 1,508	$ 1,281	$ 1,041